STOCKHOLDER'S DEFICIT	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
STOCKHOLDER'S DEFICIT

NOTE 9 – STOCKHOLDERS’ EQUITY

Equity Incentive Plan

In connection with the Closing, our board of directors approved, and our stockholders adopted, the 2018 Equity Incentive Plan (the “2018 Plan”) pursuant to which 10 million Company Shares have been reserved for issuance to employees, including officers, directors and consultants. No equity incentive instruments were outstanding at December 31, 2018.